Expenses by nature	9 Months Ended
Sep. 30, 2021
Analysis of income and expense [abstract]
Expenses by nature	Expenses by nature
The following table summarizes R&D expenses, S&M expenses and G&A expenses for the three and nine months ended September 30, 2021 and 2020:

(in KUSD)	Three months ended September 30,		Nine months ended September 30,
R&D	2021	2020	2021	2020
External costs (1)	20,041	20,950	66,330	63,250
Employee expense (2)	16,764	11,205	49,180	30,230
R&D expenses	36,805	32,155	115,510	93,480

S&M
External costs	7,973	3,150	18,989	6,995
Employee expense (2)	9,072	2,966	27,188	5,753
S&M expenses	17,045	6,116	46,177	12,748

G&A
External costs (1)	4,599	4,098	15,204	8,654
Employee expense (2)	11,988	10,059	38,332	26,380
G&A expenses	16,587	14,157	53,536	35,034
(1) Includes depreciation expense
(2) Includes share-based compensation expense

The increase in R&D expense in the three months ended September 30, 2021 was primarily associated with higher expense associated with clinical activities as we continue to expand the potential market opportunities for ZYNLONTA in earlier lines of therapies and new histologies and advance our lead product candidates. These expenses were partially offset by lower chemistry, manufacturing and controls (“CMC”) expenses for Cami and preclinical programs as various manufacturing activities to support clinical activities occurred in the prior year. The increase in R&D expense in the nine months ended September 30, 2021 was primarily associated with higher clinical expenses as the Company continues to expand the potential market opportunities for ZYNLONTA and new histologies and advance our lead product candidates. CMC expense and professional fees also increased for the nine months ended September 30, 2021 primarily due to the commercial launch of ZYNLONTA. Partially offsetting the higher clinical activities and CMC expenses was the KUSD 7,049 reversal of previously recorded impairment charges relating to inventory costs incurred for the manufacture of product prior to FDA approval that was recorded during the nine months ended September 30, 2021. See note 3, “Significant accounting policies” for further information.
The increase in S&M expenses in the three and nine months ended September 30, 2021 was primarily due to the increased number of employees necessary to prepare for the launch of ZYNLONTA, which also contributed to higher share-based compensation expense. Also contributing to the increase in S&M expenses in the three and nine months ended September 30, 2021 were higher professional fees for the launch of ZYNLONTA.The increase in G&A expenses in the three and nine months ended September 30, 2021 was primarily due to higher employee costs as a result of increased headcount, which also contributed to increased share-based compensation expense. In addition, professional fees increased in the nine months ended September 30, 2021 as a result of being a public company.